Capital Stock (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024	Dec. 25, 2022
Share-Based Compensation Expense	The Company recognized the following share-based compensation expense during the years ended March 31, 2024, 2023 and 2022:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Compensation Expense:
Stock options	$1.7	$2.3	$9.6
Restricted share units and other share-based compensation	37.7	39.3	38.6
Share appreciation rights	0.4	0.9	2.4

Total Studio employee share-based compensation expense	39.8	42.5	50.6
Corporate allocation of share-based compensation	15.0	26.7	19.6

	54.8	69.2	70.2
Impact of accelerated vesting on equity awards (1)	7.7	4.2	—

Total share-based compensation expense	62.5	73.4	70.2
Tax impact (2)	(15.1)	(17.8)	(16.7)

Reduction in net income	$47.4	$55.6	$53.5

(1)	Represents the impact of the acceleration of vesting schedules for equity awards pursuant to certain severance arrangements.
(2)	Represents the income tax benefit recognized in the statements of operations for share-based compensation arrangements prior to the effects of changes in the valuation allowance.

(In thousands)	2022	2021
Share-based compensation expense	$4,506	$3,735
Income tax benefits	(128)	(106)

Total share-based compensation expense after income taxes	$4,378	$3,629

Stock Options Granted Valuation Assumptions

	Year Ended March 31,
	2024	2023	2022
Weighted average fair value of grants	$4.63	$4.56	$6.16
Weighted average assumptions:
Risk-free interest rate (1)	4.3% - 4.5%	2.8% - 3.7%	1.1% - 2.45%
Expected option lives (in years) (2)	3.3 -7 years	3.5 -7 years	3.3 - 7 years
Expected volatility for options (3)	46% - 47%	44%	42% - 44%
Expected dividend yield (4)	0%	0%	0%

(1)	The risk-free rate assumed in valuing the options is based on the U.S. Treasury Yield curve in effect applied against the expected term of the option at the time of the grant.
(2)	The expected term of options granted represents the period of time that options granted are expected to be outstanding.
(3)	Expected volatilities are based on implied volatilities from traded options on Lionsgate’s shares, historical volatility of Lionsgate’s shares and other factors.
(4)	The expected dividend yield is estimated by dividing the expected annual dividend by the market price of Lionsgate’s shares at the date of grant.

LIONS GATE ENTERTAINMENT CORP [Member]
Common Shares Reserved For Future Issuance
(a) Common Shares
The Company had 500 million authorized Class A voting shares and 500 million authorized Class B non-voting
shares at December 31, 2024 and March 31, 2024. The table below outlines common shares reserved for future issuance:

	December 31, 2024	March 31, 2024
	(Amounts in millions)
Stock options and share appreciation rights (SARs) outstanding	18.3	20.7
Restricted share units and restricted stock — unvested	15.0	13.4
Common shares available for future issuance	10.0	15.4

Shares reserved for future issuance	43.3	49.5

The table below outlines common shares reserved for future issuance:

	March 31, 2024	March 31, 2023
	(Amounts in millions)
Stock options and share appreciation rights (SARs) outstanding	20.7	24.8
Restricted share units and restricted stock — unvested	13.4	14.0
Common shares available for future issuance	15.4	11.4

Shares reserved for future issuance	49.5	50.2

Share-Based Compensation Expense
(b) Share-based Compensation
The Company recognized the following share-based compensation expense during the three and nine months ended December 31, 2024 and 2023:

	Three Months Ended December 31,		Nine Months Ended December 31,
	2024	2023	2024	2023
	(Amounts in millions)
Compensation Expense:
Stock options	$0.2	$0.4	$0.7	$1.9
Restricted share units and other share-based compensation	18.0	24.4	52.9	63.7
Share appreciation rights	0.2	0.1	0.5	1.3

	18.4	24.9	54.1	66.9
Impact of accelerated vesting on equity awards (1)	—	6.8	4.9	8.4

Total share-based compensation expense	$18.4	$31.7	$59.0	$75.3

(1)	Represents the impact of the acceleration of vesting schedules for equity awards pursuant to certain severance arrangements.
Share-based compensation expense, by expense category, consisted of the following:

	Three Months Ended December 31,		Nine Months Ended December 31,
	2024	2023	2024	2023
	(Amounts in millions)
Share-Based Compensation Expense:
Direct operating	$0.7	$0.9	$2.1	$2.3
Distribution and marketing	0.2	0.2	0.7	0.7
General and administration	17.5	23.8	51.3	63.9
Restructuring and other	—	6.8	4.9	8.4

	$18.4	$31.7	$59.0	$75.3

Share-Based Compensation Expense.
The Company recognized the following share-based compensation expense during the years ended March 31, 2024, 2023 and 2022:

	Year Ended
	March 31,
	2024	2023	2022
	(Amounts in millions)
Compensation Expense:
Stock options	$2.2	$7.0	$19.2
Restricted share units and other share-based compensation	77.5	86.8	73.4
Share appreciation rights	1.5	4.0	7.4

	81.2	97.8	100.0
Impact of accelerated vesting on equity awards (1)	9.4	4.2	—

Total share-based compensation expense	$90.6	$102.0	$100.0
Tax impact (2)	(18.6)	(18.4)	(19.7)

Reduction in net income	$72.0	$83.6	$80.3

(1)	Represents the impact of the acceleration of vesting schedules for equity awards pursuant to certain severance arrangements.
(2)	Represents the income tax benefit recognized in the statements of operations for share-based compensation arrangements prior to the effects of changes in the valuation allowance.
Share-based compensation expense, by expense category, consisted of the following:

	Year Ended
	March 31,
	2024	2023	2022
	(Amounts in millions)
Share-Based Compensation Expense:
Direct operating	$2.8	$1.7	$1.2
Distribution and marketing	0.8	0.7	0.5
General and administration	77.6	95.4	98.3
Restructuring and other	9.4	4.2	—

	$90.6	$102.0	$100.0

Stock Options Activity
Stock Options
The following table sets forth the stock option, and share appreciation rights (“SARs”) activity during the year ended March 31, 2024:

	Stock Options and SARs
	Class A Voting Shares					Class B Non-Voting Shares
	Number of Shares		Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
	(Amounts in millions, except for weighted-average exercise price and years)
Outstanding at March 31, 2023	4.3		$26.35			20.5	$15.23
Granted	—		—			0.3	$8.88
Exercised	—	(1)	$7.70			(0.1)	$7.11
Forfeited or expired	(1.9)		$30.81			(2.4)	$26.32

Outstanding at March 31, 2024	2.4		$22.96	2.51	$0.1	18.3	$13.73	5.10	$6.4

Vested or expected to vest at March 31, 2024	2.4		$22.96	2.51	$0.1	18.3	$13.75	5.09	$6.3

Exercisable at March 31, 2024	2.4		$22.96	2.51	$0.1	17.6	$13.95	4.95	$6.1

(1)	Represents less than 0.1 million shares.

Stock Options Granted Valuation Assumptions	The following table presents the weighted average grant-date fair value of options granted in the years ended March 31, 2024, 2023 and 2022, and the weighted average applicable assumptions used in the Black-Scholes option-pricing model for stock options and share-appreciation rights granted during the years then ended:

	Year Ended March 31,
	2024	2023	2022
Weighted average fair value of grants	$4.63	$4.56	$6.27
Weighted average assumptions:
Risk-free interest rate (1)	4.3% - 4.5%	2.8% - 3.7%	0.8% - 2.5%
Expected option lives (in years) (2)	3.3 - 7 years	3.5 - 7 years	3.3 - 7 years
Expected volatility for options (3)	46% - 47%	44%	42% - 44%
Expected dividend yield (4)	0%	0%	0%

(1)	The risk-free rate assumed in valuing the options is based on the U.S. Treasury Yield curve in effect applied against the expected term of the option at the time of the grant.
(2)	The expected term of options granted represents the period of time that options granted are expected to be outstanding.
(3)	Expected volatilities are based on implied volatilities from traded options on the Company’s shares, historical volatility of the Company’s shares and other factors.
(4)	The expected dividend yield is estimated by dividing the expected annual dividend by the market price of the Company’s shares at the date of grant.

Restricted Share Units Award Activity
The following table sets forth the restricted share unit and restricted stock activity during the year ended March 31, 2024:

	Restricted Share Units and Restricted Stock
	Class A Voting Shares		Weighted- Average Grant- Date Fair Value	Class B Non-Voting Shares	Weighted- Average Grant- Date Fair Value
	(Amounts in millions, except for weighted-average grant date fair value)
Outstanding at March 31, 2023	—	(1)	$10.95	14.0	$9.48
Granted	0.1		$8.87	9.5	$8.20
Vested	—	(1)	$10.89	(9.4)	$9.34
Forfeited	—		—	(0.8)	$8.55

Outstanding at March 31, 2024	0.1		$9.27	13.3	$8.71

(1)	Represents less than 0.1 million shares.

Unrecognized Compensation Cost, Nonvested Awards
The following table summarizes the total remaining unrecognized compensation cost as of March 31, 2024 related to non-vested
stock options and restricted stock and restricted share units and the weighted average remaining years over which the cost will be recognized:

	Total Unrecognized Compensation Cost	Weighted Average Remaining Years
	(Amounts in millions)
Stock Options	$2.3	1.5
Restricted Share Units and Restricted Stock	54.5	1.5

Total	$56.8

Schedule of Stock Option, SARs, Restricted Stock and Restricted Share Unit Activity
The following table sets forth the stock option, SARs, restricted stock and restricted share unit activity during the nine months ended December 31, 2024:

	Stock Options and SARs				Restricted Stock and Restricted Share Units
	Class A Voting Shares		Class B Non-Voting Shares		Class A Voting Shares		Class B Non-Voting Shares
	Number of Shares	Weighted- Average Exercise Price	Number of Shares	Weighted- Average Exercise Price	Number of Shares	Weighted- Average Grant- Date Fair Value	Number of Shares	Weighted- Average Grant- Date Fair Value
	(Number of shares in millions)
Outstanding at March 31, 2024	2.4	$22.96	18.3	$13.73	0.1	$9.27	13.3	$8.71
Granted	—	—	— (1)	$7.12	0.1	$8.24	10.3	$7.98
Options exercised or restricted stock or RSUs vested	—	—	(0.1)	$5.86	(0.1)	$9.20	(8.0)	$8.76
Forfeited or expired	(0.1)	$20.26	(2.2)	$14.71	—	—	(0.7)	$8.47

Outstanding at December 31, 2024	2.3	$23.09	16.0	$13.66	0.1	$8.39	14.9	$8.19

(1)	Represents less than 0.1 million shares.

LIONSGATE STUDIOS CORP [Member]
Share-Based Compensation Expense
The Company recognized the following share-based compensation expense during the three and nine months ended December 31, 2024 and 2023:

	Three Months Ended December 31,		Nine Months Ended December 31,
	2024	2023	2024	2023
	(Amounts in millions)
Compensation Expense:
Stock options	$0.2	$0.4	$0.6	$1.4
Restricted share units and other share-based compensation	13.9	12.2	30.3	32.6
Share appreciation rights	0.2	0.1	0.5	0.2

Total Lionsgate Studios employee share-based compensation expense	14.3	12.7	31.4	34.2
Corporate allocation of share-based compensation	—	4.5	10.8	12.1

	14.3	17.2	42.2	46.3
Impact of accelerated vesting on equity awards (1)	—	6.8	4.7	7.3

Total share-based compensation expense	$14.3	$24.0	$46.9	$53.6

(1)	Represents the impact of the acceleration of vesting schedules for equity awards pursuant to certain severance arrangements prior to the Separation.
Share-based compensation expense, by expense category, consisted of the following:

	Three Months Ended December 31,		Nine Months Ended December 31,
	2024	2023	2024	2023
	(Amounts in millions)
Share-Based Compensation Expense:
General and administration	$14.3	$17.2	$42.2	$46.3
Restructuring and other	—	6.8	4.7	7.3

	$14.3	$24.0	$46.9	$53.6

Schedule of Stock Option, SARs, Restricted Stock and Restricted Share Unit Activity

	Stock Options and SARs				Restricted Stock and Restricted Share Units
	Lions Gate Class A Voting Shares		Lions Gate Class B Non-Voting Shares		Lions Gate Class A Voting Shares		Lions Gate Class B Non-Voting Shares
	Number of Shares	Weighted- Average Exercise Price	Number of Shares	Weighted- Average Exercise Price	Number of Shares	Weighted- Average Grant- Date Fair Value	Number of Shares	Weighted- Average Grant-Date Fair Value
	(Number of shares in millions)
Outstanding at March 31, 2024	2.4	$22.96	17.1	$13.92	0.1	$9.27	9.8	$8.93
Granted	—	—	— (1)	$7.12	0.1	$8.20	8.1	$7.98
Options exercised or restricted stock or RSUs vested	—	—	(0.1)	$5.50	(0.1)	$9.20	(5.8)	$8.79
Forfeited or expired	(0.1)	$20.26	(2.2)	$14.64	—	—	(0.6)	$8.52

Outstanding at December 31, 2024	2.3	$23.10	14.8	$13.86	0.1	$8.39	11.5	$8.20

(1)	Represents less than 0.1 million shares.